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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2010

Check here if Amendment [x]; Amendment Number:     1
                                               ----------
   This Amendment (Check only one): [x] is a restatement
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

ThinkEquity LLC
600 Montgomery Street, Third Floor
San Francisco, CA 94111

Form 13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
David Weitgenant
Deputy Director of Compliance
415-249-6313

Signature, Place and Date of Signing:

   /s/ David Weitgenant         San Francisco, CA             08/10/2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
Form 13F Information Table Entry Total:                  13
Form 13F Information Table Value Total (x$1000):     20,921
                                                 (thousands)

List of Other Included Managers: None

                                (See attachment)

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
                                                  FORM 13F INFORMATION TABLE

                               TITLE OF            VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED     NONE
------------------------------ -------- --------- -------- --------- --- ---- ------- ------------ -------- -------- ---------
AEST, INC                      COM      8V84753          0     12500  SH       Sole                                      12500
CITIGROUP INC                  COM      172967101       66     17572  SH       Sole                                      17572
CROSS TIMBERS ROYALTY TRUST TR COM      22757R109      605     17400  SH       Sole                                      17400
DISH NETWORK CORP CL A         COM      25470M109      971     53500  SH       Sole                                      53500
DORCHESTER MINERALS L P        COM      25820R105     9837    384558  SH       Sole                                     384558
ECHOSTAR CORPORATION           COM      278768106      202     10610  SH       Sole                                      10610
HUGOTON ROYALTY TRUST TEXAS UN COM      444717102     1143     60242  SH       Sole                                      60242
NORCAL COMMUNITY BANCORP       COM      655484103       20     10125  SH       Sole                                      10125
PNC FINANCIAL SVCS GROUP INC   COM      693475105      339      6000  SH       Sole                                       6000
PRESIDENT CASINOS INC NEW      COM      740822309       12     75000  SH       Sole                                      75000
SAN JUAN BASIN ROYALTY TR-UBI  COM      798241105     2278     93302  SH       Sole                                      93302
PIMCO CALIF MUN INCOME FUND    MF       72200N106      271 19895.000  SH       Sole                                  19895.000
CANADIAN OIL SANDS TR NEW UNIT UIT      13642L100     5177    204177  SH       Sole                                     204177


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